Summary of Significant Accounting Policies - Summary of Cumulative Effects of Adopting ASC 606 on Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020	Mar. 01, 2019	Feb. 28, 2019
Assets
Prepaid expenses and other current assets	$ 12,091	$ 12,643	$ 12,602	$ 9,182
Other noncurrent assets	8,654	7,416	14,445	6,360
Liabilities and member's equity
Deferred revenue	98,299	89,691	142,027
Other noncurrent liabilities			38,544	18,949
Accumulated deficit	$ (131,458)	$ 10,800	(218,502)	(117,132)
Balances Without ASC 606 Adoption Impact | ASC 606
Assets
Prepaid expenses and other current assets			8,924		$ 7,662
Other noncurrent assets			6,285		3,496
Liabilities and member's equity
Deferred revenue			142,673
Other noncurrent liabilities			38,249		18,888
Accumulated deficit			(230,691)		$ (121,455)
ASC 606 Adoption Adjustment | ASC 606
Assets
Prepaid expenses and other current assets			3,678	1,520
Other noncurrent assets			8,160	2,864
Liabilities and member's equity
Deferred revenue			(646)
Other noncurrent liabilities			295	61
Accumulated deficit			$ 12,189	$ 4,323